ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 80	$ 234
Accounts receivable	510	794
Restricted cash and deposits	239	631
Prepaid expenses	278	317
Other current assets	300	385
Total accounts receivable and other	$ 1,407	$ 2,361